Note 10 - Related Party Transactions and Balances	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of transactions between related parties [text block]
10.	Related party transactions and balances

(a)	Compensation of key management personnel

Key management includes members of the Board, the Chairman, the President and Chief Executive Officer, the Chief Financial Officer, the Vice President, Corporate Development, the Vice President Operations & Projects, and the Vice President, Project Development. The net aggregate compensation paid or payable to key management for services after recovery from Azucar Minerals Ltd. (Azucar) and Almadex Minerals Ltd. (Note
10
(b)) is as follows:

	December 31,	December 31,	December 31,
	2020	2019	2018

Professional fees	$65,000	$276,491	$246,488
Salaries and benefits (1)	101,200	404,800	705,591
Share-based payments	1,471,300	768,020	1,090,540
Directors' fees	70,000	70,000	70,000
	$1,707,500	$1,519,311	$2,112,619

(1)	Effective May 1, 2019, the Chairman has deferred payment of his salary of $8,000 per month. The Company owes $160,000 to the Chairman as at December 31, 2020, which is recorded in accounts payable.

(b)	Administrative Services Agreements

The Company recovers a portion of rent, office and license expenses from Azucar pursuant to an Administrative Services Agreement dated
May 15, 2015
and First Amending Agreement dated
December 16, 2015
between the Company and Azucar.

The Company also recovers a portion of rent, office and license expenses from Almadex pursuant to an Administrative Services Agreement dated
March 29, 2018
between the Company and Almadex.

During the year ended
December 31, 2020,
the Company received
$935,872
(
2019
-
$639,320;
2018
-
$542,657
) from Azucar for administrative services fees included in other income and received
$468,227
(
2019
-
$320,093;
2018
-
$243,260
) from Almadex for administrative services fees included in other income.

At
December 31, 2020,
included in accounts receivable is
$81,623
(
2019
-
$61,873
) due from Azucar and
$40,678
(
2019
-
$34,296
) due from Almadex in relation to expenses recoveries.

Under the Administrative Services Agreements, the Company is the sole and exclusive manager of Azucar and Almadex that provides general management services, office space, executive personnel, human resources, geological technical support, accounting and financial services at cost with no
mark-up or additional direct charge. The
three
companies are considered related parties though common directors and officers.

(c)	Other related party transactions

At
December 31, 2020,
the Company accrued
$37,689
(
2019
-
$133,498
) payable to Almadex for exploration and drilling services in Mexico.

During the year ended
December 31, 2020,
the Company employed the Chairman's daughter for a salary of
$41,300
less statutory deductions (
2019
-
$41,300;
2018
-
$48,800
) for marketing and administrative services provided to the Company.